Leases (Tables)	12 Months Ended
Jun. 30, 2011
Leases (Tables) [Abstract]
Minimum annual rental commitments under non-cancelable operating leases

During Fiscal Years

2012	$23,200
2013	16,900
2014	13,600
2015	10,300
2016	5,700
Thereafter	5,300

Total minimum lease payments	$75,000